SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Company’s consolidated financial statements have been prepared accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of U.S. Geothermal and its consolidated subsidiaries.

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as reported amounts of revenues and expenses during the reporting periods. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all unrestricted cash and short-term deposits, with original maturities of no more than ninety days when acquired to be cash and cash equivalents.

Trade Accounts Receivable Allowance for Doubtful Accounts

Management estimates the amount of trade accounts receivable that may not be collectible and records an allowance for doubtful accounts. The allowance is an estimate based upon aging of receivable balances, historical collection experience, and the periodic credit evaluations of our customers’ financial condition. Receivable balances are written off when we determine that the balance is uncollectible. As of December 31, 2015 and December 31, 2014, there were no balances that were over 90 days past due and no balance in allowance for doubtful accounts was recognized.

Concentration of Credit Risk

The Company’s cash and cash equivalents, including restricted cash, consisted of commercial bank deposits, money market accounts, and petty cash. Cash deposits are held in commercial banks in Boise, Idaho and Portland, Oregon. Deposits are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per legal entity. At December 31, 2015, the Company’s total cash balance, excluding money market funds and a deposit held by a major customer, was $1,453,190 and bank deposits amounted to $1,699,254. The difference was due to outstanding checks and deposits. Of the bank deposits, $518,845 was not covered by or was in excess of FDIC insurance guaranteed limits. At December 31, 2015, the Company’s money market funds invested, primarily, in government backed securities totaled $27,921,666 and were not subject to deposit insurance. A security bond that totaled $1,468,898 at year end was held under contracted terms by a major customer.

Property, Plant and Equipment

Property, plant and equipment, including assets under capital lease, are recorded at historical cost. Costs of acquisition of geothermal properties are capitalized in the period of acquisition. Major improvements that significantly increase the useful lives and/or capabilities of the assets are capitalized. A primary factor in determining whether to capitalize construction type costs is the stage of the potential project’s development. Once a project is determined to be commercially viable, all costs directly associated with the development and construction of the project are capitalized. Until that time, all development costs are expensed. A commercially viable project will typically have, among other factors, a reservoir discovery well or other significant geothermal surface anomaly, a power transmission path that is identified and available, and an electricity off-taker identified. A valid reservoir discovery is generally defined when a test well has been substantially completed that indicates the presence of a geothermal reservoir that has a high probability of possessing the necessary temperatures, permeability, and flow rates. After a valid discovery has been made, the project enters the development stage. Generally, all costs incurred during the development stage are capitalized and tracked on an individual project basis and are included in construction in progress until the project has been placed into service. If a geothermal project is abandoned, the associated costs that have been capitalized are charged to expense in the year of abandonment. Expenditures for repairs and maintenance are charged to expense as incurred. Interest costs incurred during the construction period of defined major projects from debt that is specifically incurred for those projects are capitalized. Funds received from grants associated with capital projects reduce the cost of the asset directly associated with the individual grants. The offset of the cost of the asset associated with grant proceeds is recorded in the period when the requirements of the grant are substantially complete and the amount can be reasonably estimated.

Direct labor costs, incurred for specific major projects expected to have long-term benefits will be capitalized. Direct labor costs subject to capitalization include employee salaries, as well as, related payroll taxes and benefits. With respect to the allocation of salaries to projects, salaries are allocated based on the percentage of hours that our key managers, engineers and scientists work on each project and are invoiced to the project each month. These individuals track their time worked at each project. Major projects are, generally, defined as projects expected to exceed $500,000. Direct labor includes all of the time incurred by employees directly involved with construction and development activities. General and/or indirect management time and time spent evaluating the feasibility of potential projects is expensed when incurred. Employee training time is expensed when incurred.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. Where appropriate, terms of property rights and revenue contracts can influence the determination of estimated useful lives. Estimated useful lives in years by major asset categories are summarized as follows:

Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30

Intangible Assets

All costs directly associated with the acquisition of geothermal and surface water rights are capitalized as intangible assets. These costs are amortized over their estimated utilization period. There are several factors that influence the estimated utilization periods as well as underlying fair value that include, but are not limited to, the following:

-	contractual expiration terms of the right,
-	contractual terms of an associated revenue contract (i.e., PPAs),
-	compliance with utilization and other requirements, and
-	hierarchy of other right holders who share the same resource.

Currently, amortization expense is being calculated on a straight-line basis over an estimated utilization period of 30 years for assets placed in service. If an intangible water or geothermal right is forfeited or otherwise lost, the remaining unamortized costs are expensed in the period of forfeiture. An impaired right is reduced to its estimated fair market value in the year the impairment is realized. Costs incurred that extend the term of an intangible right are capitalized and amortized over the new estimated period of utilization.

Impairment of Long-Lived Assets

The Company evaluates the carrying value of its long-lived assets for impairment when factors and circumstances indicate that the carrying values may not be recoverable. Factors which could trigger an impairment include, among others, significant underperformance relative to historical or projected future operating results, significant changes in the Company’s use of assets or its overall business strategy, negative industry or economic trends, a determination that a project will not support commercial operations, a determination that a suspended project is not likely to be completed, a significant increase in costs necessary to complete a project, legal factors relating to its business or when it concludes that it is more likely than not that an asset will be disposed of or sold. The Company tests its long-lived assets for impairment at the operating plants or site location. Recoverability of assets held and used is determined by comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment recognized is measured by the amount in which the carrying amount of the assets exceeds their fair value. The estimate of future cash flows required significant judgments of factors that include future sales, gross profit and operating expenses.

Stock Compensation

The Company accounts for stock based compensation by recording the estimated fair value of stock-based awards granted as compensation expense over the vesting period, net of estimated forfeitures. The fair value of restricted stock awards is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date of grant. The fair value of stock option awards is estimated at the grant date as calculated by the Black-Scholes-Merton option pricing model. Stock-based compensation expense is attributed to earnings for stock options and restricted stock on the straight-line method. The Company estimates forfeitures of stock-based awards based on historical experience and expected future activity.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Using this method, deferred tax assets and liabilities are recorded based on the differences between the financial reporting and tax basis of assets and liabilities. The deferred tax assets and liabilities are calculated using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company routinely evaluates the likelihood of realizing the benefit of its deferred tax assets and may record a valuation allowance if, based on all available evidence, it is determined that it is more likely than not that all or some portion of the deferred tax benefit will not to be realized.

The Company regularly evaluates the likelihood of realizing the benefit for income tax positions in various federal, state and foreign filings by considering all relevant facts, circumstances and information available. If the Company believes it is more likely than not that its positions will be sustained, a benefit is recognized at the largest amount that is cumulatively greater than 50% likely to be realized. Interest and penalties related to income tax matters are classified as a component of income tax expense. Unrecognized tax benefits are recorded in other liabilities and long-term debt and other liabilities on the consolidated balance sheets.

Earnings Per Share

Basic income or loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as options and restricted stock awards. Restricted stock awards (“RSAs”) are considered outstanding and included in the computation of basic income or loss per share when underlying restrictions expire and the awards are no longer forfeitable. Diluted income per share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive. In a period where the Company is in a net loss position, the diluted loss per share is computed using the basic share count. Common stock purchase warrants, broker warrants and options excluded from the diluted share calculations because their effect is anti-dilutive for the years ended December 31, 2015 and 2014 totaled 1,148,699 and 2,228,049 ; respectively.

The weighted average number of shares used in the calculation of common and diluted shares outstanding have been modified from the prior year presentation to account for a correction of an error in applying the treasury stock method. Basic and diluted earnings per share for the year ended December 31, 2014 as previously presented were $0.11 and $0.09, respectively, compared to $0.11 and $0.11, as corrected. The error was not material to the interim or annual financial statements.

Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, trade account and other receivables, refundable tax credits, and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

Foreign Currency Translation

The Company’s functional currency is the U.S. dollar. Monetary items are converted into U.S. dollars at the rate prevailing at the consolidated balance sheet date. Resulting translation adjustments are included in other comprehensive income (loss) and accumulated other comprehensive income (loss), a separate component of shareholders’ equity.

Revenue

Revenue Recognition

Energy Sales The energy sales revenue is recognized when the electrical power generated by the Company’s power plants is delivered to the customer who is reasonably assured to be able to pay under the terms defined by the Power Purchase Agreements (“PPAs”).

Renewable Energy Credits (“RECs”) Currently, the Company operates three plants that produce renewable energy that creates a right to a REC. The Company earns one REC for each megawatt hour produced from the geothermal power plant. The Company considers the RECs to be outputs that are an economic benefit obtained directly through the operation of the plants. The Company does not currently hold any RECs for our own use. Revenues from RECs sales are recognized when the Company has met the terms and conditions of certain energy sales agreements with a financially capable buyer. At Raft River Energy I LLC, each REC is certified by the Western Electric Coordinating Council and sold under a REC Purchase and Sales Agreement to Holy Cross Energy. At San Emidio and Neal Hot Springs, the RECs are owned by our customer and are bundled with energy sales. At all three plants, title for the RECs pass during the same month as energy sales. As a result, costs associated with the sale of RECs are not segregated on the consolidated statement of income and comprehensive income (loss).

Revenue Source

All of the Company’s operating revenues (energy sales and renewable energy credit sales) originate from energy production from its interests in three geothermal power plants located in the states of Idaho, Oregon and Nevada. The plants located in Oregon and Idaho sell their energy to the same electric power utility that primarily serves Idaho and eastern Oregon. For the years ended December 31, 2015 and 2014, the percentage of operating revenues from the major customer to total operating revenues was 75.4% and 76.1%; respectively. At December 31, 2015 and 2014, the percentage of trade accounts receivable balance from the major customer was 80.7% and 77.1%; respectively.

Asset Retirement Obligations

The Company records the fair value of estimated asset retirement obligations (“AROs”) associated with tangible long-lived assets in the period incurred or acquired. AROs are legal obligations to settle under existing or enacted law, statue, or contract. The value of these obligations are originally based upon discounted cash flow estimates and are accreted to full value over time through charges to operations. Costs associated with future conditions are recognized as AROs in the period the condition occurs or is known to the Company. Generally, costs associated with AROs are earthwork, revegetation, well capping, and structure removal necessary to return the sites to their original conditions.

Reclassification

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported income, total assets, or stockholders’ equity as previously reported.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements. The following pronouncements were deemed applicable to our financial statements:

Leases In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-02 (“Update 2016-02”), Leases (Topic 842). Update 2016-02 recognizes lease assets and lease liabilities on the balance sheet and requires disclosing key information about leasing arrangements. Under previous standards, assets and liabilities were only recognized for leases that met the definition of a capital lease. Our preliminary review indicates that many of the Company’s lease contracts would be subject to the reporting requirements defined by this Update. The Update is effective for public companies with fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. In transition, the Company would be required to recognize and measure leases at the beginning of the earliest period being presented using a modified retrospective approach. Management is still evaluating the possible impact this Update may have on the financial presentation of the Company’s consolidated financial statements.

Income Taxes In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (“Update 2015-17”), Balance Sheet Classification of Deferred Taxes (Topic 740). Update 2015-17 eliminates the requirement of classifying deferred tax liabilities and assets in current and noncurrent amounts. This Update requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. Update 2015-17 is effective, for public entities, for financial statements issued for annual periods beginning after December 15, 2016 and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. We adopted the new guidance retrospectively beginning with the year ended December 31, 2014, and applied such guidance consistently for the year ended December 31, 2015. The adoption of this update resulted in the reclassification of a current deferred tax asset of $1,803,000 to a noncurrent deferred tax asset on our accompanying consolidated balance sheets as of December 31, 2014.

Consolidation In February 2015, FASB issued Accounting Standards Update No. 2015-02 (“Update 2015-02”), Amendments to the Consolidation Analysis, Consolidation (Topic 810). Update 2015-02 provides modifications to the evaluation of variable interest entities that may impact consolidation of reporting entities. Update 2015-02 is effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. The Company currently consolidates variable interest entities and may create or acquire variable interest entities for future endeavors. Management is still evaluating the possible impact this Update may have on the financial presentation of the Company’s consolidated financial statements.

Business Combinations In September 2015, FASB issued Accounting Standards Update No. 2015-16 (“Update 2015-16”), Business Combinations (Topic 805), Simplifying the Accounting Measurement-Period Adjustments. Update 2015-16 provides additional guidance on how to account for provisional costs of business combinations that are incomplete at the end of a reporting period. The amendment to this Update is effective for public business entities for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The specific circumstances addressed in this Update do not currently apply to the Company. However, the Company may engage in transactions subject to the guidance of this Update in future periods. Management will continue to evaluate the possible impact that this guidance may have on future consolidated financial statements.

Presentation of Debt Issuance Costs In April 2015, FASB issued Accounting Standards Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, Interest-Imputation of Interest (Subtopic 835-30). In August 2015, FASB issued Accounting Standards Update No. 2015-15, Interest – Imputation of Interest, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (Topic 835-35). These Updates require that debt issuance costs related to a recognized debt liability, including some costs related to line of credit arrangements, be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. For public business entities, the Updates are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. Management is still evaluating the impact and the timing of adoption of these Updates.

Revenue Recognition In May 2014, FASB issued Accounting Standards Update No. 2014-09 (“Update 2014-09”), Revenue from Contracts with Customers (Topic 606). Update 2014-09 amends the revenue recognition guidance and requires more detailed disclosures to enable financial statement users to understand the nature, amount, timing and uncertainties of revenue and cash flows arising from contracts with customers. In August 2015, FASB issued Accounting Standards Update No. 2015-14 (“Update 2015-14”), Revenue from Contracts with Customers (Topic 606), Deferral of the Effective Date. Update 2015-14 extends the effective date of this guidance for annual and interim reporting periods beginning after December 15, 2017, with early adoption permitted for public companies effective for annual and interim reporting periods beginning after December 15, 2016. Management is currently evaluating the impact the guidance defined by Update 2014-09 will have on our consolidated financial statements.